Investment Portfolioas of May 31, 2025 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.4%
New York 94.9%
Albany, NY, Airport Authority Revenue, Series B, AMT, 5.0%, 12/15/2026	500,000	512,284
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,265,666
Series D, 4.0%, 11/1/2051	1,000,000	811,910
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Faculty- Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,007,805
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,053,511
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	858,387
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	831,088
Series A, 4.0%, 11/1/2045	1,000,000	772,757
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	669,259
Clinton County, NY, State Capital Resource Corp. Revenue, Clinton-Essex-Warren- Washington Board of Cooperative Educational Services, 144A, 5.0%, 7/1/2046	800,000	773,348
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	194,773
4.0%, 7/1/2037	200,000	192,054
4.0%, 7/1/2038	200,000	188,178
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,581,988
Long Island, NY, Electric System Revenue, Power Authority:
Series E, 5.0%, 9/1/2053	1,000,000	1,012,001
Series A, 5.25%, 9/1/2054	500,000	517,646
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	855,033
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,239,988
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	932,524
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	870,563
New York, Brookhaven Local Development Corp., Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,215,148
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,495,439
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	690,194
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	764,943
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	994,421
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	930,716
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	839,354

New York, Build New York City Resource Corp. Revenue, TrlPs Obligated Group, AMT, 5.5%, 7/1/2055 (a)	1,000,000	1,010,479
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	750,195
New York, General Obligation, Series B, 5.0%, 3/15/2041	1,000,000	1,068,362
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,491,640
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,026,956
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “3”, 2.8%, 9/15/2069	2,750,000	2,502,819
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 2.02% (b), 6/6/2025, LOC: TD Bank NA	400,000	400,000
Series E-1, 3.05% (b), 6/2/2025, LOC: Barclays Bank PLC	300,000	300,000
Series B, 4.0%, 11/15/2034	3,500,000	3,481,318
Series D1, 5.0%, 11/15/2043	1,000,000	1,005,966
Series A2, 5.0% (c), 11/15/2045	2,665,000	2,776,968
New York, State Dormitory Authority Revenue, Institute of Technology, 5.25%, 7/1/2054	750,000	763,402
New York, State Dormitory Authority Revenue, Memorial Sloan-Kettering Cancer Center, 5.25%, 7/1/2054, GTY: S.K.I. Realty, Inc.	1,000,000	1,032,994
New York, State Dormitory Authority Revenue, Montefiore Obligated Group, Series A, 4.0%, 9/1/2050	1,000,000	804,687
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	471,508
Series A, 4.0%, 7/1/2032	500,000	464,523
Series A, 4.0%, 7/1/2033	500,000	457,256
Series A, 4.0%, 7/1/2035	500,000	441,317
Series A, 5.0%, 7/1/2030	500,000	500,874
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,491,385
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	480,559
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,551,553
New York, State Dormitory Authority Revenue, State University:
Series A, 5.0%, 7/1/2048	1,145,000	1,150,713
Series A, 5.0%, 7/1/2053	835,000	848,763
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,709,371
New York, State Dormitory Authority Revenue, White Plains Hospital Obligated Group, 5.25%, 10/1/2049	1,250,000	1,252,170
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,543,372
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/1/2054	1,500,000	1,521,036
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2043	1,000,000	1,024,016
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,000,977
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, Series A, 5.0%, 7/1/2033	360,000	364,451
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Langone Hospitals Obligated Group, Series A, 5.0%, 7/1/2030	500,000	546,547
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,029
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,235,079
New York, State Dormitory Authority, New York University:
Series A, 5.25%, 7/1/2055 (a)	1,000,000	1,033,674
Series A, 5.75%, 7/1/2027, INS: NATL	1,430,000	1,474,399

New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AGMC	1,100,000	1,123,544
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.25%, 3/15/2052	1,500,000	1,558,057
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2049	1,000,000	1,024,413
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 4.0%, 3/15/2049	1,500,000	1,291,710
New York, State Environmental Facilities Corp. Revenue, Clean Water & Drinking Water:
Series A, 5.0%, 9/15/2054	1,000,000	1,027,438
Series A, 5.25%, 6/15/2053	1,000,000	1,049,077
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (c), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	255,481
New York, State Housing Finance Agency Revenue, Series C-2, 3.8% (c), 11/1/2062	1,000,000	1,000,531
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,594,904	1,258,742
New York, State Housing Finance Agency Revenue, West 38th Street LLC, Series A, 3.57% (c), 5/1/2042	1,000,000	976,855
New York, State Housing Finance Agency Revenue, West 62nd Street LLC, Series A-2, 3.6% (c), 11/1/2044, GTY: Federal Home Loan Mortgage	560,000	554,909
New York, State Housing Finance Agency, Personal Income Tax Revenue, Series A-2, 3.35% (c), 6/15/2054	1,000,000	998,913
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	171,120
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,535,034
“3", Series A, 3.5%, 9/15/2052	1,000,000	754,496
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	425,000	421,766
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	731,950
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	313,488
Series A, 5.25%, 11/15/2040, INS: AGMC	450,000	492,199
Series A, 5.25%, 11/15/2041, INS: AGMC	400,000	433,818
Series A, 5.25%, 11/15/2043, INS: AGMC	500,000	534,463
New York, State Thruway Authority, Series P, 5.25%, 1/1/2054	2,000,000	2,076,659
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	435,704
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.25%, 12/31/2054, INS: AGC	1,500,000	1,505,295
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	979,733
AMT, 6.0%, 4/1/2035	600,000	651,746
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	915,942
AMT, 6.0%, 6/30/2054	3,000,000	3,147,082
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,700,000	1,507,566
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	108,550
Series A, AMT, 5.0%, 12/1/2036	275,000	281,192
AMT, 5.0%, 12/1/2041	1,525,000	1,534,317
New York, State Urban Development Corp., Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,414,600
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,026,978
New York, State Urban Development, Empire State Development Corp., Sales Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,033,723

New York, Suffolk Regional Off-Track Betting Co., 6.0%, 12/1/2053	1,000,000	1,022,527
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	605,158
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.25%, 12/1/2054	2,000,000	2,071,961
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 5.0%, 5/15/2047	3,000,000	3,059,112
Series A, 5.0%, 11/15/2049	660,000	663,987
Series A, 5.0%, 5/15/2054	1,500,000	1,520,264
Series A, 5.0%, 11/15/2056	1,000,000	1,002,862
Series A-1, 5.25%, 11/15/2051	2,000,000	2,076,039
Series B, 5.25%, 5/15/2054	1,000,000	1,032,990
New York City, NY, General Obligation:
Series F5, 3.05% (b), 6/2/2025, SPA: Barclays Bank PLC	100,000	100,000
Series A, 5.0%, 8/1/2051	2,000,000	2,031,239
Series G-1, 5.25%, 2/1/2053	250,000	259,552
Series D, 5.25%, 4/1/2054	1,500,000	1,549,967
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73% (c), 5/1/2063	1,000,000	1,003,416
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	900,227
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-3, 3.0% (b), 6/2/2025, SPA: TD Bank NA	100,000	100,000
Series BB-4, 3.05% (b), 6/2/2025, SPA: Barclays Bank PLC	400,000	400,000
Series AA, 5.0%, 6/15/2051	1,200,000	1,226,850
Series DD, 5.25%, 6/15/2047	2,000,000	2,090,980
Series AA-1, 5.25%, 6/15/2053	1,000,000	1,039,651
Series BB-1, 5.25%, 6/15/2054	2,000,000	2,077,626
Series BB, 5.25%, 6/15/2055	1,000,000	1,040,873
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A3, 3.0%, 5/1/2045	3,000,000	2,209,191
Series F-1, 5.0%, 2/1/2043	585,000	600,626
Series A, 5.0%, 5/1/2053	2,000,000	2,027,263
Series E, 5.0%, 11/1/2053	1,000,000	1,015,694
Series D, 5.25%, 5/1/2048	1,500,000	1,567,793
Series C, 5.25%, 5/1/2049	1,000,000	1,043,327
Series G-1, 5.25%, 5/1/2051	1,000,000	1,038,466
Series F-1, 5.25%, 2/1/2053	2,000,000	2,072,157
Series E, 5.5%, 11/1/2049	2,000,000	2,129,080
New York Counties, NY, Tobacco Trust IV, Series A, 5.0%, 6/1/2051	2,000,000	1,701,343
New York, NY, General Obligation:
Series B-1, 5.25%, 10/1/2043	1,000,000	1,045,466
Series C-1, 5.25%, 9/1/2050	1,000,000	1,038,519
Series D-1, 5.5%, 5/1/2044	285,000	302,627
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	338,449
Series A, AMT, 5.0%, 4/1/2038	600,000	603,534
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	291,774
Series B, 4.0%, 7/1/2040	290,000	256,255
5.0%, 7/1/2046	450,000	427,488
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (d)	1,400,000	770,000
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	1,500,000	1,543,625
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,710,459
Series 248, 5.0%, 1/15/2055	2,000,000	2,042,265

Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	2,865,106
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.0%, 5/15/2045	3,000,000	3,076,511
Series A, 5.5%, 5/15/2063	1,885,000	1,975,976
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	433,311
Series A, 5.0%, 9/1/2031	1,855,000	1,974,035
Westchester County, NY, Local Development Corp., Westchester Medical Center Obligated Revenue, 5.75%, 11/1/2048, INS: AGMC	1,000,000	1,072,870
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	265,332
Series A, 4.0%, 4/1/2051	600,000	511,426
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	590,472
Series A, 5.0%, 10/15/2050	325,000	302,330
Series A, 5.0%, 10/15/2054	465,000	420,267
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	645,186
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,347,205
		173,328,136
Oregon 0.2%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 2.8% (b), 6/2/2025, LOC: U.S. Bank NA	375,000	375,000
Guam 1.1%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	400,000	405,872
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2045	1,000,000	970,435
Series A, 5.0%, 1/1/2050	145,000	138,869
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	212,124
Series A, 5.0%, 10/1/2038	190,000	191,262
Series A, 5.0%, 10/1/2040	135,000	135,290
		2,053,852
Puerto Rico 1.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	355,943
Series A1, 4.0%, 7/1/2046	515,217	423,759
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,284,137
		2,063,839
Total Municipal Investments (Cost $191,060,086)		177,820,827

	Shares	Value ($)

Closed-End Investment Companies 2.7%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $4,703,309)	498,900	4,899,198

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,763,395)	100.1	182,720,025
Other Assets and Liabilities, Net	(0.1)	(123,385)
Net Assets	100.0	182,596,640

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued security.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$177,820,827	$—	$177,820,827
Closed-End Investment Companies	4,899,198	—	—	4,899,198
Total	$4,899,198	$177,820,827	$—	$182,720,025

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DNYTF-PH3